Net Income (Loss) per Share - Basic and diluted net income per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) Vote class ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share [Line Items]
Net income (loss) attributable to Class A and Class B ordinary shareholders-basic | ¥		¥ 1,314,131	¥ (745,225)	¥ 829,151
Plus: interest expense for convertible notes | ¥				679
Net income (loss) attributable to Class A and Class B ordinary shareholders-diluted | ¥		¥ 1,314,131	¥ (745,225)	¥ 829,830
Weighted average number of Class A and Class B ordinary shares outstanding-basic		33,585,818	31,020,439	30,580,181
Plus: share options and non-vested restricted shares		195,955		281,191
Plus: shares outstanding for convertible notes				62,723
Weighted average number of Class A and Class B ordinary shares outstanding-diluted		33,781,773	31,020,439	30,924,095
Basic net income (loss) per share | (per share)	$ 6.14	¥ 39.12	¥ (24.02)	¥ 27.12
Diluted net income (loss) per share | (per share)	$ 6.10	¥ 38.90	¥ (24.02)	¥ 26.84
Common stock
Number of classes of common stock | class		2
Class A
Common stock
Number of votes per share | Vote		1
Class B
Common stock
Number of votes per share | Vote		4